Consolidated Statements of Stockholders' (Deficit)/Equity - USD ($)	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Preferred Stock [Member] Series E Preferred Stock [Member]	Preferred Stock [Member] Series F Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2014						44,438
Balance at Dec. 31, 2014						$ 44	$ 157,697,912	$ (115,735,929)	$ 41,962,027
Issuance on various dates during 2015 of 65 shares of common stock in connection with the exercise of stock options utilizing a cashless exercise provision (in shares)						65			284
Issuance on various dates during 2015 of 65 shares of common stock in connection with the exercise of stock options utilizing a cashless exercise provision						$ 1	(1)
Issuance at the end of each quarter of common in connection with the employee stock purchase plan						38
Stock Issued During Period, Value, Employee Stock Purchase Plan							49,757		49,757
Additional shares issued to participants in the employee stock purchase plan for activity since the plan's inception affected by the rounding provisions of the reverse stock split of July 7, 2016 (in shares)						26
Additional shares issued to participants in the employee stock purchase plan for activity since the plan's inception affected by the rounding provisions of the reverse stock split of July 7, 2016
Share-based compensation expense for options issued to directors, management, and employees during the current and previous years							1,016,705		1,016,705
Net Loss								(40,482,802)	(40,482,802)
Balance (in shares) at Dec. 31, 2015						44,567
Balance at Dec. 31, 2015						$ 45	158,764,373	(156,218,731)	$ 2,545,687
Issuance on various dates during 2015 of 65 shares of common stock in connection with the exercise of stock options utilizing a cashless exercise provision (in shares)
Share-based compensation expense for options issued to directors, management, and employees during the current and previous years							1,024,955		$ 1,024,955
Net Loss								(20,436,496)	$ (20,436,496)
Issuance on various dates between February 1, and October __, 2016, inclusive, of 2,573 shares of common stock at an average of $189.75 per share for services valued at $488,656 (in shares)									2,573
Issuance on various dates between February 1, and October __, 2016, inclusive, of 2,573 shares of common stock at an average of $189.75 per share for services valued at $488,656									$ 488,656
Balance (in shares) at Dec. 31, 2016			1,233	500,000	1,233	244,369
Balance at Dec. 31, 2016			$ 2	$ 500	$ 1	$ 245	173,801,021	(176,655,227)	$ (2,853,458)
Issuance on various dates during 2015 of 65 shares of common stock in connection with the exercise of stock options utilizing a cashless exercise provision (in shares)
Stock Issued During Period, Value, Employee Stock Purchase Plan							358		$ 358
Additional shares issued to participants in the employee stock purchase plan for activity since the plan's inception affected by the rounding provisions of the reverse stock split of July 7, 2016 (in shares)						4,050
Additional shares issued to participants in the employee stock purchase plan for activity since the plan's inception affected by the rounding provisions of the reverse stock split of July 7, 2016						$ 4	(4)
Net Loss								(10,416,127)	(10,416,127)
Balance (in shares) at Sep. 30, 2017						394,399
Balance at Sep. 30, 2017						$ 394	$ 174,676,619	$ (187,071,354)	$ (12,394,339)